SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Long-Term Municipal Bonds — 94.7%
	Alabama — 5.9%
[a]	Alabama Housing Finance Authority (FHLMC, FNMA, GNMA), 5.05% due 10/1/2045	$ 1,350,000	$ 1,361,617
	Alabama State University (AG), 5.50% due 9/1/2045	500,000	522,994
[b]	Black Belt Energy Gas District (Guaranty: BP plc), Series D, 5.00% due 3/1/2055 (put 11/1/2034)	12,500,000	13,283,512
	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.),
[b]	Series B, 5.00% due 10/1/2055 (put 9/1/2032)	530,000	558,193
[b]	Series C, 5.50% due 10/1/2054 (put 6/1/2032)	1,000,000	1,081,532
[b]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series C-1, 5.25% due 2/1/2053 (put 6/1/2029)	4,000,000	4,196,260
[b]	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada), Series B, 5.25% due 12/1/2053 (put 12/1/2030)	1,375,000	1,463,318
[b]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.80% due 8/1/2037 (put 8/1/2025)	3,250,000	3,250,494
[b]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B, 5.25% due 7/1/2054 (put 6/1/2032)	3,110,000	3,319,163
	Homewood Educational Building Authority (CHF - Horizons I LLC), Series A, 5.50% due 10/1/2042 - 10/1/2044	3,195,000	3,260,174
[b]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	5,000,000	5,270,295
	Southeast Energy Authority A Cooperative District (Guaranty: Deutsche Bank AG), Series A, 5.00% due 11/1/2035	6,080,000	6,277,868
[b]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	6,000,000	6,409,626
[b]	Southeast Energy Authority A Cooperative District (Guaranty: Royal Bank of Canada), Series B, 5.00% due 1/1/2054 (put 6/1/2030)	5,000,000	5,266,840
	UAB Medicine Finance Authority (UAB Medicine Obligated Group), Series B, 5.00% due 9/1/2034	5,430,000	5,515,267
	Alaska — 0.1%
	State of Alaska International Airports System AMT, Series C, 5.00% due 10/1/2029	750,000	789,869
	Arizona — 1.9%
	Arizona (FHLMC, FNMA, GNMA) IDA, Series A, 5.00% due 10/1/2045	1,000,000	1,004,717
[b]	Chandler (Intel Corp.) IDA AMT, 4.00% due 6/1/2049 (put 6/1/2029)	6,800,000	6,795,397
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT, Series A, 5.00% due 7/1/2031	2,200,000	2,249,630
	County of Pima (TMC HealthCare Obligated Group) IDA, Series A, 4.00% due 4/1/2041	1,000,000	930,665
	Maricopa County & Phoenix (GNMA) IDA, Series A, 4.55% due 9/1/2045	1,250,000	1,178,706
	Maricopa County (HonorHealth Obligated Group) IDA, Series A 5.00% due 9/1/2042	2,000,000	2,004,366
	Maricopa County (Legacy Traditional School Obligated Group) IDA, 5.25% due 7/1/2045	1,550,000	1,538,319
	Salt River Project Agricultural Improvement & Power District,
	Series A,
	4.00% due 1/1/2038	1,475,000	1,457,204
	5.00% due 1/1/2036	1,000,000	1,023,016
	Salt Verde Financial Corp. (Gas Supply Acquisition; Guaranty: Citigroup, Inc.), 5.25% due 12/1/2028	770,000	807,459
	Yavapai County (Waste Management, Inc.) IDA AMT, 1.30% due 6/1/2027	750,000	707,403
	Arkansas — 0.0%
	County of Pulaski (Arkansas Children’s Hospital), 5.00% due 3/1/2042	500,000	516,517
	California — 6.1%
	California (Adventist Health System/West) HFFA, Series A, 5.00% due 3/1/2026	2,815,000	2,817,162
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2033 - 8/15/2036	1,100,000	1,114,138
[b]	California (Providence St. Joseph Health Obligated Group) HFFA, Series B, 5.00% due 10/1/2039 (put 10/1/2027)	1,000,000	1,032,969
[b]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	4,510,000	4,718,466
	California Infrastructure & Economic Development Bank (King City Joint Union High School District), 5.75% due 8/15/2029	1,500,000	1,501,552
[b]	California Municipal Finance Authority (Republic Services, Inc.) AMT, Series A, 3.75% due 7/1/2041 (put 10/1/2025)	1,000,000	990,967
[b]	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 4.25% due 12/1/2044 (put 12/1/2025)	8,000,000	8,000,571
	California Municipal Finance Authority (Witmer Manor Community Partners LP) (FNMA, HUD), Series A, 4.875% due 11/1/2043	2,400,000	2,420,093
[b,c]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 3.70% due 7/1/2043 (put 8/15/2025)	1,000,000	995,500
[b]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	2,000,000	2,022,892
[b]	Central Valley Energy Authority (Guaranty: Pacific Life Insurance Co.), 5.00% due 12/1/2055 (put 8/1/2035)	8,000,000	8,574,080
	City of Los Angeles Department of Airports (Green Bond) AMT, Series A, 5.25% due 5/15/2045	4,000,000	4,162,872
	City of Los Angeles Department of Airports AMT,
	Series B, 5.00% due 5/15/2034	1,750,000	1,767,540
	Series C, 5.00% due 5/15/2033 - 5/15/2045	3,470,000	3,637,697
	City of San Mateo (City of San Mateo Community Facilities District No. 2008-1) (BAM), 5.25% due 9/1/2040	5,000,000	5,311,265
	Delano Financing Authority (City of Delano Police Station & Woollomes Avenue Bridge), Series A, 5.00% due 12/1/2025	685,000	685,921
	Franklin-McKinley School District (NPFG) GO, 5.25% due 8/1/2027	1,000,000	1,052,136
	Fresno (Educational Facilities & Improvements) (NPFG) USD GO, Series A, 6.00% due 8/1/2026	140,000	142,639
	M-S-R Energy Authority (Guaranty: Citigroup Global Markets), Series B, 6.125% due 11/1/2029	1,865,000	1,978,670
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2032 - 8/1/2034 (pre-refunded 8/1/2025)	3,000,000	3,005,820
	San Francisco City & County Airport Comm-San Francisco International Airport AMT, Series A, 5.00% due 5/1/2044	5,445,000	5,422,621
[b]	San Joaquin Valley Clean Energy Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond), Series A, 5.50% due 1/1/2056 (put 7/1/2035)	1,695,000	1,856,054
	Colorado — 3.0%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Adams County School District No. 1 (BAM) COP, 5.00% due 12/1/2045	$ 500,000	$ 507,947
	City & County of Denver (4340 South Monaco LLC) (FNMA), Series A, 4.70% due 10/1/2042	2,150,000	2,080,972
	City & County of Denver Airport System Revenue AMT, Series A, 5.00% due 12/1/2037 - 12/1/2043	6,160,000	6,194,773
	Colorado (CommonSpirit Health Obligated Group) HFA,
	5.00% due 11/1/2041	1,500,000	1,541,950
	Series A-2, 5.00% due 8/1/2038 - 8/1/2044	10,090,000	9,999,181
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2044	3,600,000	3,584,869
	Colorado Housing & Finance Authority, Series F-1, 5.00% due 10/1/2045	1,000,000	1,015,829
	Colorado Housing & Finance Authority (FHLMC, FNMA, GNMA) (Green Bond) AMT, Series E, 5.10% due 5/1/2040	1,500,000	1,499,096
	Colorado School of Mines (AG) (Green Bond), Series A, 5.00% due 12/1/2039	350,000	366,633
	Denver City & County Housing Authority (Three Towers Rehabilitation) (AG) AMT, 5.20% due 11/1/2027	865,000	865,926
	STC Metropolitan District No. 2 (AG) GO,
	Series A,
	5.00% due 12/1/2034 - 12/1/2035	2,000,000	2,133,494
	5.25% due 12/1/2045	1,060,000	1,072,699
	Connecticut — 1.9%
	City of New Haven (BAM) GO, 5.25% due 8/1/2043	1,900,000	2,029,263
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2033 - 4/15/2035	12,415,000	13,022,859
	Series C, 5.00% due 6/15/2028 - 6/15/2029	1,890,000	2,007,731
	Series E, 5.00% due 9/15/2033	2,650,000	2,798,999
	Delaware — 0.0%
	Delaware State (ACTS Retirement-Life Communities, Inc. Obligated Group) EDA, Series B, 5.00% due 11/15/2038	480,000	489,522
	District of Columbia — 0.2%
	District of Columbia Housing Finance Agency (BCP II LLC) (FNMA) (Green Bond), Series A, 4.875% due 9/1/2045	1,000,000	968,494
	Metropolitan Washington Airports Authority Aviation Revenue AMT, Series A, 5.00% due 10/1/2043	1,500,000	1,496,831
	Florida — 3.1%
	Broward County School Board (Educational Facilities) COP, Series B, 5.00% due 7/1/2032	200,000	200,085
	Central Florida Expressway Authority, 5.00% due 7/1/2040	1,125,000	1,145,132
	City of Lakeland (Electric Power System Smart Grid Project), 5.25% due 10/1/2036	2,770,000	3,107,613
	City of Lakeland (Electric Power System Smart Grid Project) (AG), 5.25% due 10/1/2027	3,680,000	3,879,920
	County of Broward Port Facilities Revenue AMT, 5.00% due 9/1/2037 - 9/1/2041	2,050,000	2,098,280
	County of Miami-Dade, Series A, 5.00% due 4/1/2043	500,000	516,699
	County of Miami-Dade Aviation Revenue AMT,
	Series A, 5.00% due 10/1/2038	370,000	373,615
	Series B, 5.00% due 10/1/2040	3,500,000	3,503,539
	County of Miami-Dade Transit System, 4.00% due 7/1/2035	1,000,000	1,004,582
	Greater Orlando Aviation Authority AMT, Series A, 5.00% due 10/1/2042	4,225,000	4,199,189
	Hillsborough County Aviation Authority, Series F, 5.00% due 10/1/2036	2,000,000	2,069,194
	Hillsborough County Aviation Authority AMT, 5.00% due 10/1/2043	1,500,000	1,497,905
	Miami-Dade County (Nicklaus Children’s Hospital) HFA, 5.00% due 8/1/2037	500,000	504,964
[b]	Miami-Dade County (Waste Management, Inc.) IDA AMT, 4.25% due 11/1/2041 (put 11/3/2025)	1,500,000	1,498,587
	Miami-Dade County Housing Finance Authority (RGC Phase I LLC) (FNMA, HUD), Series A, 4.88% due 3/1/2046	1,300,000	1,265,085
	Orange County (Presbyterian Retirement Communities Inc Obligated Group) HFA, 5.00% due 8/1/2040	1,750,000	1,744,622
	Orange County Convention Center (Tourist Development), Series A, 5.00% due 10/1/2031	2,000,000	2,042,068
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2040 - 11/1/2041	715,000	722,885
	Palm Beach County Housing Finance Authority (Lake Worth Towers Preservation LP) (FNMA), 4.85% due 6/1/2041	1,327,533	1,330,616
	Georgia — 4.5%
	Georgia Housing & Finance Authority, Series B, 5.05% due 12/1/2043	1,060,000	1,077,991
	Housing Authority of Douglas County (FNMA), 5.10% due 2/1/2044	1,000,000	1,003,815
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[b]	Series C, 5.00% due 12/1/2054 (put 12/1/2031)	2,000,000	2,107,824
[b]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	5,000,000	5,252,590
[b]	Series E, 5.00% due 5/1/2055 (put 12/1/2032)	3,435,000	3,620,401
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2034 - 5/15/2043	15,410,000	15,743,451
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
	Series B,
[b]	5.00% due 7/1/2053 (put 3/1/2030)	2,000,000	2,106,024
[b]	5.00% due 12/1/2054 (put 3/1/2032)	4,850,000	5,150,302
[b]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	8,000,000	8,457,096
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2034	2,295,000	2,414,278
	Hawaii — 0.2%
	State of Hawaii Airports System Revenue AMT, Series A, 5.00% due 7/1/2043	2,500,000	2,479,843
	Illinois — 12.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2025 (Unaudited)

ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
Chicago Board of Education Dedicated Capital Improvement Tax, 5.50% due 4/1/2042 - 4/1/2043	$ 2,375,000	$ 2,477,856
Chicago Midway International Airport AMT, Series C, 5.00% due 1/1/2036 - 1/1/2039	2,470,000	2,558,980
Chicago O’Hare International Airport, Series C, 5.00% due 1/1/2038	2,920,000	2,927,966
Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2035	4,400,000	4,491,573
Chicago O’Hare International Airport AMT,
Series A, 5.00% due 1/1/2038	1,000,000	1,012,979
Series C,
5.00% due 1/1/2034	2,000,000	2,127,622
5.25% due 1/1/2044 - 1/1/2045	2,750,000	2,799,010
Series D, 5.00% due 1/1/2035	1,500,000	1,514,635
Chicago Transit Authority Sales Tax Receipts Fund (AG), Series A, 5.00% due 12/1/2045	1,000,000	1,000,801
City of Chicago (Chicago O’Hare International Airport Customer Facility Charge Revenue) (BAM), 5.25% due 1/1/2043	1,500,000	1,567,678
City of Chicago (FNMA), Series A, 4.875% due 6/1/2043	2,175,000	2,145,384
City of Chicago (Water System) (AG), Series 2017-2, 5.00% due 11/1/2036	4,500,000	4,614,300
City of Chicago (Water System) (BHAC, AMBAC), 5.75% due 11/1/2030	955,000	1,026,700
City of Chicago GO,
Series A,
5.00% due 1/1/2039	1,000,000	986,728
5.625% due 1/1/2031	1,585,000	1,623,953
6.00% due 1/1/2038	7,500,000	7,705,170
City of Chicago Waterworks Revenue, Series A, 5.00% due 11/1/2044	1,000,000	1,005,337
City of Chicago Waterworks Revenue (AG), Series 2017-2, 5.00% due 11/1/2038	1,000,000	1,012,849
Cook County School District No. 145 (BAM) GO, Series B, 5.00% due 12/1/2042 - 12/1/2045	1,475,000	1,525,768
County of Cook Sales Tax Revenue,
5.00% due 11/15/2038	435,000	442,263
Series A, 5.00% due 11/15/2036 - 11/15/2038	3,160,000	3,299,255
DuPage County High School District No. 87 Glenbard GO, 5.25% due 1/1/2046	1,100,000	1,151,296
Illinois (FHLMC, FNMA, GNMA) HDA (Green Bond),
Series A, 4.75% due 10/1/2045	2,700,000	2,638,702
Series K, 5.25% due 10/1/2043	2,000,000	2,053,178
Illinois Finance Authority (Ascension Health Credit Group),
4.00% due 2/15/2033	235,000	236,251
4.00% due 2/15/2033 (pre-refunded 2/15/2027)	565,000	576,786
5.00% due 2/15/2041	680,000	682,800
5.00% due 2/15/2041 (pre-refunded 2/15/2027)	625,000	647,891
Illinois Finance Authority (Carle Foundation Obligated Group), Series A, 5.00% due 8/15/2034	1,700,000	1,817,943
Illinois Finance Authority (Silver Cross Hospital & Medical Centers), Series C, 5.00% due 8/15/2035	1,500,000	1,502,824
Illinois State University (AG) COP, 5.00% due 4/1/2044	700,000	726,221
Monroe & St. Clair Counties Community Unit School District No. 5 (BAM) GO, 5.00% due 4/15/2031	1,115,000	1,126,847
Moultrie Shelby & Coles Counties Community Unit School District No. 300 (BAM) GO, 5.00% due 12/1/2042	1,500,000	1,524,738
Rock Island County School District No. 41 Milan (AG) GO, Series A, 5.00% due 1/1/2044	415,000	423,543
Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2029 - 1/1/2037	4,050,000	4,175,918
Sales Tax Securitization Corp. (BAM), Series A, 5.00% due 1/1/2038	3,075,000	3,129,698
Sales Tax Securitization Corp. (Green Bond), Series A, 5.00% due 1/1/2044	1,000,000	1,005,519
Sangamon County School District No. 186 Springfield (BAM) GO, 5.00% due 6/1/2041 - 6/1/2043	4,500,000	4,646,992
Southern Illinois University (BAM),
Series A,
4.00% due 4/1/2035	600,000	593,966
5.00% due 4/1/2037 - 4/1/2042	2,040,000	2,097,321
State of Illinois GO,
5.00% due 2/1/2038	1,000,000	1,052,893
5.50% due 5/1/2039	3,755,000	3,963,586
Series A,
5.00% due 12/1/2034 - 5/1/2040	11,810,000	12,223,608
5.25% due 3/1/2038	300,000	317,580
Series B,
4.00% due 11/1/2039	2,455,000	2,242,809
5.25% due 5/1/2043	6,000,000	6,150,756
Series C,
4.00% due 10/1/2041	1,690,000	1,504,065
5.50% due 10/1/2040	1,000,000	1,057,274
Series D, 5.00% due 11/1/2027 - 11/1/2028	4,250,000	4,416,512
State of Illinois Sales Tax Revenue,
Series B, 5.00% due 6/15/2030 - 6/15/2032	12,165,000	12,698,313
Series C, 5.00% due 6/15/2041	600,000	619,804

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Will County School District No. 114 Manhattan (BAM) GO,
	5.25% due 1/1/2040 - 1/1/2041	$ 1,000,000	$ 1,057,300
	5.50% due 1/1/2043	2,000,000	2,121,788
	Indiana — 3.5%
	City of Indianapolis Department of Public Utilities Water System Revenue, Series B, 5.00% due 10/1/2037	1,000,000	1,008,147
[b]	City of Mount Vernon (Southern Indiana Gas & Electric Co.) AMT, 4.25% due 9/1/2055 (put 9/1/2028)	2,000,000	2,060,274
[b,d]	City of Whiting (BP Products North America, Inc.; Guaranty: BP plc) AMT, Series A, 5.00% due 12/1/2044 (put 6/5/2026)	1,335,000	1,355,574
	Indiana (Ascension Health Credit Group) HFFA, Series 2001-A-1, 5.00% due 11/15/2036	4,000,000	4,019,664
	Indiana Finance Authority (CWA Authority, Inc.), Series A, 5.00% due 10/1/2035	500,000	544,205
	Indiana Finance Authority (Indiana Masonic Home, Inc. Obligated Group),
	Series B,
	5.00% due 5/1/2040	1,150,000	1,144,518
	5.25% due 5/1/2045	1,255,000	1,233,851
[a,b]	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group), 5.00% due 10/1/2054 (put 10/1/2037)	2,000,000	2,187,354
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	8,000,000	8,138,104
	Indiana Finance Authority (Retirement Living, Inc. Obligated Group), Series A, 5.125% due 3/1/2045	3,210,000	3,167,217
	Indiana Finance Authority (Southern Indiana Gas & Electric Co.) AMT,
[b]	Series A, 4.00% due 3/1/2038 (put 8/1/2028)	1,500,000	1,530,840
[b]	Series B, 4.00% due 5/1/2043 (put 8/1/2028)	2,500,000	2,551,400
	Indiana Housing & Community Development Authority (FHLMC, FNMA, GNMA) (Green Bond), Series B-1, 4.90% due 7/1/2045	2,000,000	2,012,084
	Indiana Municipal Power Agency, Series C, 5.00% due 1/1/2036	1,000,000	1,014,956
	IPS Multi-School Building Corp. (Indianapolis Board of School Commissioners) (State Intercept) (Green Bond), 5.50% due 7/15/2042	1,000,000	1,070,047
	Noblesville Redevelopment Authority, 5.50% due 7/15/2041	1,000,000	1,079,144
	Silver Creek School Building Corp. (State Intercept), 5.25% due 1/15/2042	2,000,000	2,106,868
	Iowa — 2.5%
	City of Bondurant, 5.00% due 6/1/2044	1,000,000	986,990
	County of Polk AMT GO, 5.00% due 6/1/2043	2,000,000	2,014,292
	Iowa Finance Authority (FHLMC, FNMA, GNMA) (Green Bond), Series C, 4.85% due 7/1/2045	3,500,000	3,515,796
[b]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (pre-refunded 12/1/2032)	3,000,000	3,387,276
	Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group), Series 2024 A&B, 5.00% due 5/15/2044	3,805,000	3,719,467
	Iowa Finance Authority (Pella Regional Health Center Obligated Group), 5.50% due 12/1/2045	1,000,000	1,020,360
	Iowa Finance Authority (Union at Bluffs Run LP) (FNMA), Series 2024-20FN Class PT, 4.65% due 7/1/2043	2,000,000	1,914,470
	Iowa Finance Authority (UnityPoint Health), Series C, 5.00% due 2/15/2030 - 2/15/2032	4,100,000	4,104,404
[b]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	5,350,000	5,429,180
	Kentucky — 2.9%
[c]	City of Henderson (Guaranty: Pratt Industries, Inc.) AMT, Series B, 4.45% due 1/1/2042	1,000,000	925,163
[b]	County of Trimble (Louisville Gas & Electric Co.) AMT, Series A, 4.70% due 6/1/2054 (put 6/1/2027)	1,250,000	1,263,659
	Kentucky (Baptist Healthcare System Obligated Group) EDFA, Series B, 5.00% due 8/15/2041	5,000,000	5,003,405
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[b]	4.00% due 8/1/2052 (put 8/1/2030)	1,220,000	1,227,962
[b]	5.25% due 4/1/2054 (put 2/1/2032)	14,750,000	15,769,461
	Kentucky State Property & Building Commission,
	Series A,
	4.00% due 11/1/2035	1,000,000	1,002,388
	5.25% due 6/1/2039	3,000,000	3,224,142
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group), Series A, 4.00% due 10/1/2036	1,800,000	1,719,399
	Louisiana — 0.9%
	Jefferson Sales Tax District (AG), Series B, 5.00% due 12/1/2034	1,000,000	1,038,963
[c]	Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy), 6.00% due 6/15/2045	3,000,000	3,029,862
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group),
	5.00% due 5/15/2036	1,000,000	1,013,473
	Series A, 5.00% due 5/15/2035 - 5/15/2037	1,925,000	2,011,705
	West Baton Rouge Parish School Board (AG), 5.25% due 3/1/2045	1,885,000	1,990,499
	Maine — 0.0%
	Maine Health & Higher Educational Facilities Authority (AG), Series A, 5.00% due 7/1/2041	350,000	361,673
	Maryland — 0.9%
	Maryland Community Development Administration (6301 Central Avenue LLC) (Green Bond) (FNMA), 5.05% due 2/1/2046	5,000,000	5,012,840
	Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) (AG), 5.00% due 7/1/2045	1,000,000	1,018,462
	Maryland State Transportation Authority Passenger Facility Charge Revenue AMT, 4.00% due 6/1/2035	1,225,000	1,198,754
	State of Maryland Department of Transportation (Maryland Aviation Administration) AMT, Series B, 5.00% due 8/1/2036	2,000,000	2,088,784
	Massachusetts — 0.5%
[c]	Massachusetts (GingerCare Living, Inc. Obligated Group) DFA, Series 2024B-1, 5.25% due 12/1/2030	3,900,000	3,899,973
	Massachusetts Bay Transportation Authority Assessment Revenue (Transportation Capital Program), Series A, 5.25% due 7/1/2030	1,000,000	1,114,926

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Michigan — 1.7%
	Detroit City School District (School Building & Site Improvement) (AG, Q-SBLF) GO, Series A, 5.25% due 5/1/2026	$ 3,150,000	$ 3,213,009
	Detroit City School District (School Building & Site) (AG, Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,100,000	1,147,442
	Kalamazoo Hospital Finance Authority (Bronson Health Care Group Obligated Group), 4.00% due 5/15/2036	1,985,000	1,906,323
	Kalamazoo Hospital Finance Authority (Bronson Healthcare), Series A, 5.25% due 5/15/2026	40,000	40,057
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 4.00% due 4/15/2042	1,000,000	920,810
	Michigan Finance Authority (Government Loan Program), Series F, 5.00% due 4/1/2026	350,000	350,468
	Michigan Finance Authority (Henry Ford Health System Obligated Group), 4.00% due 11/15/2035	450,000	432,713
	Michigan Finance Authority (Trinity Health Corp. Obligated Group), Series 2016-MI, 5.00% due 12/1/2045	1,100,000	1,088,441
	Michigan HDA, Series B, 2.95% due 12/1/2039	2,000,000	1,620,042
	Michigan State HDA (Green Bond), Series A, 4.85% due 12/1/2045	3,500,000	3,460,384
	Wayne County Airport Authority (AG) AMT, Series B, 5.50% due 12/1/2043	675,000	713,406
	Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport) AMT,
[a]	5.50% due 12/1/2043	500,000	521,400
	Series E, 5.00% due 12/1/2038	2,000,000	2,000,148
	Minnesota — 0.3%
	City of Coon Rapids (Mississippi View Housing Partners LP) (FNMA), Series M, 5.60% due 12/1/2039	1,489,741	1,551,728
	Dakota County Community Development Agency (Roers Burnsville Affordable Apartments Owner LLC) (FNMA), 4.20% due 5/1/2043	650,000	602,770
	Minnesota Housing Finance Agency (FHLMC, FNMA, GNMA) (Green Bond), Series F, 4.85% due 7/1/2045	1,500,000	1,494,919
	Missouri — 0.6%
[b]	Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group), Series C, 5.00% due 4/1/2059 (put 4/1/2035)	1,000,000	1,094,243
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.25% due 2/1/2044	700,000	702,486
	Missouri Housing Development Commission (FHLMC, FNMA, GNMA), Series C, 4.85% due 11/1/2045	4,000,000	3,902,000
	St. Charles County (Fox Hill Preservation LP) (FNMA, HUD) (Green Bond) IDA, 4.65% due 4/1/2043	500,000	483,908
	Montana — 0.2%
	Montana Board of Housing, Series B, 4.80% due 12/1/2043	1,990,000	2,051,626
	Nebraska — 0.5%
[b]	Central Plains Energy Project (Guaranty: Bank of Montreal), Series A, 5.00% due 5/1/2054 (put 11/1/2029)	2,000,000	2,100,364
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.),
[b]	Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	500,000	519,474
	Series A, 5.00% due 9/1/2031	1,000,000	1,058,034
	Nebraska Investment Finance Authority (FHLMC, FNMA, GNMA) (Green Bond), 5.05% due 9/1/2045	2,000,000	2,026,620
	Nevada — 0.2%
	City of Las Vegas Special Improvement District No. 814 (Summerlin Village 21 & 24A), 4.00% due 6/1/2039 - 6/1/2044	995,000	870,372
[b]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	1,500,000	1,521,372
	New Jersey — 4.5%
	New Jersey (New Jersey Transit Corp.) EDA,
	Series A, 5.25% due 11/1/2042	4,000,000	4,162,328
	Series B, 5.00% due 6/15/2043	2,000,000	2,005,006
	New Jersey (School Facilities Construction) (AMBAC) EDA, Series N1, 5.50% due 9/1/2026	3,000,000	3,089,535
	New Jersey (School Facilities Construction) (NPFG) EDA, Series N1, 5.50% due 9/1/2027	1,700,000	1,789,223
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series EEE, 5.00% due 6/15/2043	2,180,000	2,187,682
	New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group), 5.00% due 7/1/2027 - 7/1/2028	2,815,000	2,818,883
	New Jersey Higher Education Student Assistance Authority AMT,
	Series A, 5.00% due 12/1/2032	1,500,000	1,572,775
	Series B, 5.00% due 12/1/2032	750,000	786,305
[a]	New Jersey Housing & Mortgage Finance Agency (Green Bond), Series M, 5.05% due 10/1/2045	2,000,000	2,002,292
	New Jersey Transportation Trust Fund Authority,
	Series A, 5.00% due 12/15/2032 - 12/15/2035	5,300,000	5,485,488
	Series AA,
	5.00% due 6/15/2035 - 6/15/2040	1,800,000	1,881,854
	5.25% due 6/15/2043	3,100,000	3,147,703
	Series BB1, 5.00% due 6/15/2034	2,000,000	2,095,656
	New Jersey Transportation Trust Fund Authority (State of New Jersey),
	Series BB, 5.00% due 6/15/2044	1,000,000	995,803
	Series CC, 5.00% due 6/15/2040	2,000,000	2,073,896
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A, 5.00% due 6/15/2031	1,000,000	1,013,301
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds),
	Series AA, 5.00% due 6/15/2038	3,500,000	3,587,465
	Series CC, 5.00% due 6/15/2042	3,750,000	3,841,432
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2034 - 12/15/2039	2,000,000	2,058,652
	New Mexico — 1.4%
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO, Series A, 5.00% due 8/1/2035	500,000	535,269

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
[b]	City of Farmington (Public Service Co. of New Mexico), Series E, 3.875% due 6/1/2040 (put 6/1/2029)	$ 2,265,000	$ 2,293,684
	City of Rio Rancho (GRT), 5.00% due 6/1/2043 - 6/1/2044	3,350,000	3,473,293
	City of Santa Fe (El Castillo Retirement Residences Obligated Group), 4.50% due 5/15/2027	680,000	680,016
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group),
	Series A, 5.00% due 7/1/2033	360,000	349,958
	Series LA, 5.00% due 7/1/2032	575,000	561,898
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series A, 5.00% due 8/1/2044	2,250,000	2,246,263
	New Mexico Institute of Mining & Technology (Campus Buildings Acquisition & Improvements) (AG), 4.00% due 12/1/2035 - 12/1/2036	1,210,000	1,207,850
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA),
	Series A Class I, 4.55% due 9/1/2045	1,600,000	1,539,226
	Series C, 4.95% due 9/1/2045	1,000,000	993,757
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 4.00% due 9/1/2040	825,000	778,366
	New York — 4.6%
	Build NYC Resource Corp. (Kipp NYC Public Charter Schools) (Green Bond), 5.00% due 7/1/2042	2,300,000	2,283,822
	City of Long Beach (BAM) GO, Series B, 5.25% due 7/15/2042	1,000,000	1,036,968
	City of New York (City Budget Financial Management) GO, Series J, 5.00% due 8/1/2030	5,000	5,007
	City of New York GO,
	Series D-1, 5.25% due 5/1/2040 - 5/1/2041	2,500,000	2,658,397
	Series G-1, 5.00% due 2/1/2042 - 2/1/2044	2,475,000	2,575,206
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA) (Green Bond), 5.00% due 10/1/2040	3,100,000	3,166,948
	Metropolitan Transportation Authority,
	Series D, 5.00% due 11/15/2030 - 11/15/2035	8,295,000	8,486,346
	Series D-1, 5.00% due 11/15/2031	2,285,000	2,296,116
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2035 - 11/15/2036	1,820,000	1,851,572
	New York City Housing Development Corp. (HUD) (Green Bond), Series B-1, 5.05% due 11/1/2043	4,250,000	4,328,710
	New York City Transitional Finance Authority Building Aid Revenue (State Aid Withholding), Series S1A, 4.00% due 7/15/2036	2,000,000	2,027,112
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A, 5.00% due 11/1/2036	1,230,000	1,314,419
	Series E-1, 5.00% due 2/1/2040	2,000,000	2,016,224
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue), Series A, 4.00% due 2/15/2034	1,490,000	1,496,464
	New York State Thruway Authority (State of New York Personal Income Tax Revenue), 5.00% due 3/15/2041	1,500,000	1,582,839
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue), Series A, 5.00% due 3/15/2041 - 3/15/2042	4,300,000	4,477,157
	Port Authority of New York & New Jersey AMT,
	5.00% due 4/15/2037	1,500,000	1,510,872
	Series 207, 5.00% due 9/15/2030	1,400,000	1,455,391
	State of New York Mortgage Agency (SONYMA) (Green Bond) AMT, Series 253, 4.70% due 10/1/2038	970,000	928,191
	Triborough Bridge & Tunnel Authority, Series D, 5.00% due 11/15/2033	250,000	272,862
	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue), Series A, 4.00% due 5/15/2040	1,500,000	1,435,710
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2029	250,000	257,712
	North Carolina — 0.6%
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System), Series A, 5.00% due 1/15/2028	2,190,000	2,193,121
	Inlivian, Series A, 5.05% due 2/1/2043	1,625,000	1,632,884
	North Carolina Medical Care Commission (Penick Village Obligated Group), Series A, 5.50% due 9/1/2044	1,380,000	1,377,434
	North Carolina Medical Care Commission (Plantation Village Obligated Group), Series A, 4.00% due 1/1/2041	1,020,000	895,649
	North Dakota — 0.9%
	North Dakota Housing Finance Agency (Green Bond),
	Series A,
	4.70% due 7/1/2040	1,500,000	1,497,183
	4.94% due 7/1/2045	7,500,000	7,508,055
	Ohio — 1.2%
	City of Cleveland GO, 5.00% due 12/1/2026	15,000	15,023
	Cleveland-Cuyahoga County Port Authority (County Administration Offices), 5.00% due 7/1/2025	1,780,000	1,780,094
	Columbus-Franklin County Finance Authority, Series A, 5.125% due 1/1/2044	1,000,000	1,005,428
	Columbus-Franklin County Finance Authority (FNMA), Series A, 4.46% due 11/1/2044	1,000,000	951,050
	Columbus-Franklin County Finance Authority (Meadow Creek Apartments LP) (FNMA), 4.82% due 11/1/2043	1,850,000	1,839,150
	County of Allen Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.), Series A, 5.00% due 8/1/2042	1,400,000	1,403,696
	Northeast Ohio Medical University (BAM), 5.00% due 12/1/2039	595,000	611,667
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2037	840,000	878,538
	Ohio Housing Finance Agency (FHLMC, FNMA, GNMA) (Green Bond), Series B, 4.80% due 9/1/2043	905,000	914,525
	Ohio Housing Finance Agency (Yorktown Preservation LLC) (FNMA, HUD), 4.55% due 4/1/2041	2,100,000	2,087,344
	Polaris Career Center COP, 5.00% due 11/1/2041	1,150,000	1,150,399
	Oklahoma — 0.5%
	Clinton Public Works Authority, 5.00% due 10/1/2039	3,335,000	3,501,620
	Love County Educational Facilities Authority (Love County ISD No. 4 Thackerville), 4.75% due 9/1/2037	1,135,000	1,143,492

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2025	$ 850,000	$ 851,867
	Oregon — 0.0%
	Salem Hospital Facility Authority (Capital Manor, Inc. Obligated Group), 4.00% due 5/15/2040	500,000	432,930
	Pennsylvania — 6.8%
	Allegheny County Airport Authority (AG) AMT, Series A, 5.25% due 1/1/2044 - 1/1/2045	3,825,000	3,980,812
	City of Philadelphia (Pennsylvania Gas Works), Series 14, 5.00% due 10/1/2034	500,000	508,001
	City of Philadelphia (Philadelphia Gas Works), Series 15, 5.00% due 8/1/2042	2,000,000	2,009,586
	City of Philadelphia Airport Revenue (AG) AMT, 4.00% due 7/1/2041	2,000,000	1,804,840
	City of Philadelphia Airport Revenue AMT,
	5.00% due 7/1/2036	1,610,000	1,660,092
	Series B, 5.00% due 7/1/2033 - 7/1/2037	4,250,000	4,278,004
	Series C, 5.00% due 7/1/2032	1,380,000	1,459,609
	City of Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2038	1,360,000	1,376,157
	City of Pittsburgh (Capital Projects) GO, 5.00% due 9/1/2035 - 9/1/2036	1,215,000	1,254,409
	County of Luzerne (AG) GO, Series A, 5.00% due 11/15/2029	3,000,000	3,017,658
	Geisinger Authority (Kaiser Obligated Group),
	Series A-1, 5.00% due 2/15/2045	2,000,000	1,991,458
	Series A-2, 5.00% due 2/15/2039	1,100,000	1,101,130
	Luzerne County (AG) IDA GO, 5.00% due 12/15/2025	545,000	550,331
	Monroeville Financing Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2026	3,490,000	3,530,575
	Montgomery County (ACTS Retirement-Life Communities, Inc. Obligated Group) IDA, Series C, 5.00% due 11/15/2045	2,000,000	1,933,600
[b]	Montgomery County (Constellation Energy Generation LLC) IDA AMT, Series C, 4.45% due 10/1/2034 (put 4/3/2028)	1,000,000	1,013,013
	Pennsylvania (Pennsylvania Department of Transportation) EDFA AMT, 5.50% due 6/30/2043	6,000,000	6,288,066
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA, Series B-2, 5.00% due 7/1/2042	1,250,000	1,260,062
	Pennsylvania (UPMC Obligated Group) EDFA,
	Series A,
	4.00% due 10/15/2037	1,000,000	959,849
	5.00% due 2/15/2036	1,000,000	1,055,750
[b]	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT, Series A, 4.25% due 8/1/2038 (put 8/1/2025)	10,000,000	10,000,790
	Pennsylvania Housing Finance Agency (Cambridge Community Partners LP) (FNMA, HUD) (Green Bond), Series A, 5.55% due 11/1/2042	1,100,000	1,210,397
	Pennsylvania Housing Finance Agency (Green Bond),
[a]	4.75% due 10/1/2040	1,580,000	1,579,126
	Series 148A, 3.95% due 10/1/2036	990,000	937,593
	Pennsylvania Housing Finance Agency (Green Bond) AMT, 5.00% due 4/1/2027	1,500,000	1,537,810
	Pennsylvania State Public School Building Authority (Philadelphia School District) (AG, State Aid Withholding), Series B, 5.00% due 6/1/2027	5,000,000	5,212,505
	Pennsylvania Turnpike Commission, Series 2, 5.00% due 12/1/2036	1,150,000	1,186,744
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2034 - 4/1/2036	3,525,000	3,602,874
	School District of Philadelphia (State Aid Withholding) GO, Series A, 5.00% due 9/1/2044	1,250,000	1,253,483
	State Public School Building Authority (School District of Philadelphia) (AG, State Aid Withholding), Series A, 5.00% due 6/1/2032	3,500,000	3,580,612
	Rhode Island — 0.4%
	Rhode Island Housing & Mortgage Finance Corp. (FNMA), Series A, 4.80% due 6/1/2043	2,500,000	2,480,748
	Rhode Island Housing & Mortgage Finance Corp. (GNMA) (Green Bond), Series 81-A, 5.25% due 10/1/2043	2,000,000	2,079,982
	South Carolina — 2.3%
[b]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank of Canada), Series B-1, 5.25% due 2/1/2054 (put 3/1/2031)	6,000,000	6,374,142
[b]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	9,500,000	10,071,624
[b]	South Carolina Jobs-EDA (Guaranty: International Paper Co.) AMT, Series A, 4.00% due 4/1/2033 (put 4/1/2026)	2,000,000	2,003,764
	South Carolina State Housing Finance & Development Authority (FHLMC, FNMA, GNMA), Series B, 4.875% due 7/1/2045	5,000,000	5,021,405
	South Carolina State Housing Finance & Development Authority (Hallmark Settlement Manor LP) (FNMA), Series 2025A, 4.80% due 5/1/2043	1,000,000	978,039
	South Dakota — 0.3%
	South Dakota HDA (FHLMC, FNMA, GNMA), Series C, 5.00% due 11/1/2045	3,000,000	3,011,205
	Tennessee — 3.1%
	Health & Educational Facilities Board of The Metropolitan Government of Nashville, Series 2024-11FN Class PT, 4.80% due 7/1/2043	3,000,000	2,955,799
	Knox County Health Educational & Housing Facility Board (Provident Group - UTK Properties LLC) (BAM), Series A-1, 5.00% due 7/1/2043 - 7/1/2044	975,000	990,246
	Knox County Health Educational & Housing Facility Board (Village at Inskip LP) (FNMA), Series A, 4.625% due 12/1/2043	1,500,000	1,462,055
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Series A, 5.10% due 7/1/2044	1,625,000	1,634,562
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare) (AG), 5.00% due 6/1/2035	1,500,000	1,607,122
	Shelby County Health Educational & Housing Facility Board (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2036	1,000,000	1,012,987
[b]	Tennergy Corp. (Guaranty: Morgan Stanley Group), Series A, 4.00% due 12/1/2051 (put 9/1/2028)	2,000,000	2,011,054
	Tennessee (FHLMC, FNMA, GNMA) (Green Bond) HDA,
	Series 1A, 4.90% due 7/1/2045	1,000,000	999,224
	Series 3A, 5.20% due 7/1/2043	1,975,000	2,022,250

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
[b]	Tennessee Energy Acquisition Corp. (Guaranty: Goldman Sachs Group, Inc.), Series A-1, 5.00% due 5/1/2053 (put 5/1/2028)	$ 5,000,000	$ 5,155,380
[b]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	11,785,000	12,385,057
	Texas — 7.2%
	Bexar County Hospital District (CTFS Obligation) GO, 4.00% due 2/15/2043	2,750,000	2,486,971
	Bexar Management & Development Corp. (Oso Apartments Ltd.) (FNMA), 4.61% due 7/1/2044	1,000,000	990,492
	Celina (PSF-GTD) ISD GO, 5.00% due 2/15/2043	550,000	571,942
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2038 - 11/15/2042	4,740,000	4,859,087
	City of Dallas Housing Finance Corp., Series 2025-04FN Class PT, 4.625% due 10/1/2043	2,000,000	2,001,379
	City of Houston Airport System Revenue AMT, Series A, 5.00% due 7/1/2033 - 7/1/2041	4,250,000	4,357,911
	City of Port Arthur (CTFS Obligation) (BAM) GO,
	4.00% due 2/15/2040 - 2/15/2042	1,750,000	1,656,150
	5.00% due 2/15/2039 - 2/15/2043	2,350,000	2,469,197
	City of San Antonio (Airport System Capital Improvements) AMT, 5.00% due 7/1/2025	1,160,000	1,160,049
	City of San Antonio (Public Facilities Corp.), 5.00% due 9/15/2040	2,000,000	2,102,158
	County of Bexar GO, 4.00% due 6/15/2036	1,000,000	986,024
	Dallas College GO,
	5.00% due 2/15/2037	715,000	716,155
	5.00% due 2/15/2037 (pre-refunded 8/15/2025)	285,000	285,745
	Grand Parkway Transportation Corp., Series A, 5.00% due 10/1/2043	1,875,000	1,893,122
	Greater Texas Cultural Education Facilities Finance Corp. (County of Fort Bend), Series A, 5.00% due 3/1/2034	1,185,000	1,266,552
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group), 5.00% due 7/1/2040	5,000,000	5,044,130
	Harris County Hospital District GO, 5.00% due 2/15/2046	2,500,000	2,554,807
	Lower Colorado River Authority (LCRA Transmission Services Corp.),
	5.00% due 5/15/2039	750,000	761,518
	Series A,
	5.00% due 5/15/2039	500,000	521,500
	5.25% due 5/15/2042	1,410,000	1,482,339
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	2,000,000	2,023,532
[a]	Memorial City Redevelopment Authority (Houston Reinvestment Zone No. 17) (AG), 5.00% due 9/1/2045	1,200,000	1,203,333
	Mission Economic Development Corp. (Republic Services, Inc.) AMT,
[b]	4.00% due 6/1/2054 (put 6/1/2034)	1,545,000	1,514,278
[b]	4.10% due 1/1/2026 (put 8/1/2025)	2,000,000	1,994,072
[b]	Mission Economic Development Corp. (Waste Management, Inc.) AMT, Series A, 3.95% due 5/1/2046 (put 9/2/2025)	3,000,000	2,983,500
	Newark Higher Education Finance Corp. (Hughen Center, Inc.) (PSF-GTD), Series A, 5.00% due 8/15/2042	600,000	616,621
	North Texas Tollway Authority (North Texas Tollway System), Series A, 4.125% due 1/1/2040	1,500,000	1,420,524
	Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Obligated Group), Series A, 4.00% due 11/15/2036	1,000,000	958,782
	Tarrant County Cultural Education Facilities Finance Corp. (Christus Health Obligated Group),
[b]	Series A, 5.00% due 7/1/2053 (put 7/1/2032)	2,000,000	2,106,104
	Series B, 5.00% due 7/1/2033 - 7/1/2036	4,185,000	4,321,195
	Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest, Inc. Obligated Group), 5.00% due 10/1/2034 - 10/1/2044	3,680,000	3,817,698
	Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Obligated Group), 5.00% due 10/1/2040	3,520,000	3,659,170
[b]	Texas Municipal Gas Acquisition & Supply Corp. IV (Guaranty: BP plc), Series B, 5.50% due 1/1/2054 (put 1/1/2034)	6,000,000	6,595,164
	Texas Public Finance Authority (Texas Southern University) (BAM), 5.25% due 5/1/2040	500,000	529,400
	Texas State Technical College (AG), Series A, 5.50% due 8/1/2042	2,000,000	2,153,810
	Waco Educational Finance Corp. (Baylor University Issue), 4.00% due 3/1/2041	850,000	786,008
	Utah — 1.0%
	City of Salt Lake City Airport Revenue AMT,
	Series A,
	5.00% due 7/1/2030 - 7/1/2042	6,975,000	7,049,765
	5.25% due 7/1/2040	1,000,000	1,031,648
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039	500,000	509,552
	Utah Housing Corp. (FNMA), Series A, 4.69% due 2/1/2045	1,000,000	972,786
	Utah Telecommunication Open Infrastructure Agency, 5.50% due 6/1/2040	500,000	542,606
	Virginia — 1.3%
	Virginia HDA,
	Series F,
	4.95% due 7/1/2045	500,000	503,490
[a]	5.00% due 7/1/2045	3,000,000	3,002,412
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2029	850,000	893,052
[b]	Wise County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 11/1/2040 (put 5/28/2027)	8,775,000	8,874,043
	Washington — 1.0%
	Clark County Public Utility District No. 1, 5.00% due 1/1/2040 - 1/1/2041	1,000,000	1,032,843
	Port of Seattle AMT, 5.00% due 4/1/2036	1,000,000	1,020,272

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	State of Washington GO, Series 2021A, 5.00% due 6/1/2040	$ 2,225,000	$ 2,319,113
	Washington State Housing Finance Commission, Series 1N, 5.00% due 12/1/2045	2,000,000	2,018,900
	Washington State Housing Finance Commission (Camas Flats Oak Harbor 1 LLLP) (FNMA), Series A FN, 4.55% due 8/1/2043	1,000,000	967,466
	Washington State Housing Finance Commission (Eastside Retirement Association Obligated Group), Series A, 5.00% due 7/1/2043	2,000,000	1,996,896
[c]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 5.875% due 7/1/2043	1,000,000	1,048,593
	West Virginia — 0.2%
	Morgantown Utility Board, Inc. (AG), Series A, 5.00% due 12/1/2041	2,000,000	2,004,142
	Wisconsin — 3.5%
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2028 - 1/1/2042	5,235,000	5,187,948
[c]	Public Finance Authority (Penick Village Obligated Group), 5.00% due 9/1/2039	770,000	757,849
	Public Finance Authority (Texas Biomedical Research Institute), Series A, 4.00% due 6/1/2040 - 6/1/2041	525,000	475,294
	Public Finance Authority (WakeMed Obligated Group), Series A 5.00% due 10/1/2044	4,900,000	4,824,280
	Racine (AG) USD GO,
	5.00% due 4/1/2039	1,640,000	1,726,375
	5.00% due 4/1/2039 - 4/1/2042 (pre-refunded 4/1/2031)	695,000	775,417
	Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group), Series A, 4.50% due 11/15/2039	500,000	478,188
	Wisconsin Health & Educational Facilities Authority (Ascension Health), Series A, 5.00% due 11/15/2036	2,380,000	2,389,994
	Wisconsin Health & Educational Facilities Authority (Fort Healthcare, Inc. Obligated Group), Series A, 5.00% due 10/1/2038	715,000	737,123
	Wisconsin Housing & EDA Home Ownership Revenue (FHLMC, FNMA, GNMA) (Green Bond), Series C, 4.50% due 9/1/2044	14,690,000	13,904,467
	Wisconsin Housing & EDA Home Ownership Revenue (FHLMC, FNMA, GNMA) (Green Bond), Series A, 4.85% due 9/1/2043	5,000,000	4,995,605
	Total Long-Term Municipal Bonds — 94.7% (Cost $975,397,722)		987,397,544
	SHORT-TERM INVESTMENTS — 5.1%
	Municipal Bonds — 5.1%
	New York — 3.3%
[b]	City of New York (SPA Barclays Bank plc) GO, Series F5, 3.90% due 6/1/2044 (put 7/1/2025)	15,100,000	15,100,000
[b]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA JP Morgan Chase Bank NA), Series AA-2, 4.00% due 6/15/2050 (put 7/1/2025)	2,155,000	2,155,000
[b]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank NA), Series B4, 4.00% due 8/1/2042 (put 7/1/2025)	17,700,000	17,700,000
	Texas — 1.8%
[b]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 4.00% due 4/1/2040 (put 7/1/2025)	18,400,000	18,400,000
	Total Municipal Bonds — 5.1% (Cost $53,355,000)		53,355,000
	Mutual Fund — 0.0%
[e]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.20%	205,437	205,437
	Total Mutual Fund — 0.0% (Cost $205,437)		205,437
	Total Short-Term Investments — 5.1% (Cost $53,560,437)		53,560,437
	Total Investments — 99.8% (Cost $1,028,958,159)		$1,040,957,981
	Other Assets Less Liabilities — 0.2%		1,804,606
	Net Assets — 100.0%		$1,042,762,587

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2025 (Unaudited)

Footnote Legend
a	When-issued security.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2025.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $10,656,940, representing 1.02% of the Fund’s net assets.
d	Segregated as collateral for a when-issued security.
e	Rate represents the money market fund annualized seven-day yield at June 30, 2025.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
NPFG	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	June 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.